[Graphic]

Federated Bond Fund

11TH SEMI-ANNUAL REPORT
APRIL 30, 1998

ESTABLISHED 1987

[Graphic]

Dear Shareholder:

Federated Bond Fund was created in 1987, and I am pleased to present its 11th Semi-Annual Report. This report covers the first half of the fund's fiscal year, which is the six-month period from November 1, 1997 through April 30, 1998. It begins with a discussion with the fund's portfolio manager, Joseph Balestrino, Senior Vice President of Federated Advisers. Following his discussion, detailing both the U.S. bond market and recent activity in the fund's portfolio, are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's holdings. Third is the publication of the fund's financial statements.

In a highly volatile interest rate environment, Federated Bond Fund continued to produce a strong income stream while outperforming its peer group, the Lipper Corporate BBB-Rated Bond Funds Average.* Individual share class total return performance, including income dividends follows.**

                 TOTAL RETURN   INCOME     NET ASSET VALUE INCREASE
 Class A Shares      4.01%      $0.36      $10.02 to $10.06 = 0.04%
 Class B Shares      3.60%      $0.32      $10.02 to $10.06 = 0.04%
 Class C Shares      3.71%      $0.32      $10.02 to $10.07 = 0.05%
 Class F Shares      4.09%      $0.35      $10.02 to $10.07 = 0.05%

The fund's portfolio of corporate bonds reflects an emphasis on broad diversification and quality. On April 30, 1998, the $829 million portfolio comprised more than 149 individual bond issues. The majority of the fund's assets were invested in investment-grade bonds. Approximately 25% of the fund's assets were invested in high-yield bonds, which have provided above-average income distribution for shareholders and enhanced price appreciation in this favorable economic climate.+

* Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. These figures do not reflect sales charges.

** Performance quoted is based on net asset value, reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A, B, C, and F Shares were (0.65%), (2.06%), 2.68%, and 2.03%, respectively.

+ Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential.

The fund's average maturity is 11.1 years, and the average duration is 5.7 years. In carefully selecting issues, fund managers have emphasized those with slightly longer maturities, expecting that long-term rates will benefit the fund's share price.

Thank you for participating in Federated Bond Fund. Remember, it is easy to increase your participation in the performance potential of a diversified bond portfolio by reinvesting your monthly dividends automatically in additional fund shares.

As always, we welcome your comments, questions and suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue
President
June 15, 1998

INVESTMENT REVIEW

[Graphic]
Joseph Balestrino
Senior Vice President
Federated Advisers

[Graphic]
WHAT ARE YOUR COMMENTS ON THE HIGH-QUALITY FIXED-INCOME MARKET ENVIRONMENT DURING THE FIRST HALF OF THE FUND'S FISCAL YEAR?

The six-month reporting period ended April 30, 1998 was generally positive for high-quality fixed-income securities, in that the overall direction of interest rates was down. Asia was the driving force early in the period (late in 1997), as financial unrest abroad created a massive "flight to quality" into U.S. Treasury bonds. Much of the movement in interest rates occurred at the longer end of the maturity spectrum with 10-30 year rates falling within a range of 16-20 basis points. Shorter maturity rates moved less than 80 basis points, thus the overall shape of the yield curve continued to flatten.

Over the early months of 1998, the high-quality, fixed-income market has been engaged in a virtual tug-of-war between a strong domestic economy somewhat offset by anticipated Asian-induced impacts. Overall, corporate earnings continued to expand but at a pace much slower than seen in recent years. As a result, general interest rates have remained within a relative trading range of approximately 5.75% - 6.00% for the 30-year Treasury bond.

[Graphic]
HOW DID THE CORPORATE BOND MARKET PERFORM OVER THIS PERIOD?

Given a relatively narrow interest rate trading range and supportive corporate fundamentals, corporate bonds outperformed comparable maturity Treasury securities largely due to the incremental income advantage. Though lower down the quality scale, high-yield corporate bonds significantly outperformed as the demand for this sector continued to surge. Thus, the fund's partial allocation to high-yield securities served shareholders well over the past six months.

[Graphic]
DURING THE FUND'S REPORTING PERIOD, HOW DID THE FUND'S TOTAL RETURN MEASURE UP AGAINST ALL BBB-RATED BOND FUNDS AS TRACKED BY LIPPER ANALYTICAL SERVICES, INC.?

The fund's Class A, B, C, and F Shares produced total returns of 4.01%, 3.60%, 3.71%, and 4.09%, respectively, based on net asset value.* These returns all outperformed the 3.59% total return of the average corporate bond fund as measured by the Lipper Corporate BBB-Rated Bond Funds Average.

* Performance quoted is based on net asset value, reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A, B, C, and F Shares were (0.65%), (2.06%), 2.68%, and 2.03%, respectively.

[Graphic]
DID YOU MAKE ANY ADJUSTMENTS TO THE DURATION AND QUALITY OF THE FUND'S
PORTFOLIO?

For the entire six-month reporting period, duration positioning did not represent a meaningful part of relative performance. However, a slightly long position placed the portfolio in a posture to benefit from a potential slowdown in corporate earnings.

We also continued to maintain approximately 25% of total fund assets in high-yield corporate securities. This minor, but still significant, position has helped to generate not only an above-average income distribution for shareholders, but has also enhanced price appreciation as high-yield bonds outperformed higher quality bonds in this favorable economic environment.

[Graphic]
THE FUND'S INCOME DISTRIBUTIONS REMAIN AN IMPORTANT SOURCE OF CASH FLOW TO MANY SHAREHOLDERS. WHAT WERE THE FUND'S YIELDS ON APRIL 30, 1998?

On April 30, 1998, the fund's daily distribution rate,+ based on net asset value, was 6.92% for Class A Shares (6.61% based on offering price) compared to the 10-year Treasury rate, which was 5.67% on that same day. The fund's daily distribution rates for Class B, C, and F Shares were 6.20%, 6.08%, and 6.79%, respectively, based on net asset value. The fund's 30-day SEC yields on April 30, 1998, for Class A, B, C, and F Shares were 6.58%, 5.77%, 5.76%, and 6.55%, respectively.++

+ The 30-day distribution rate reflects actual distributions made to shareholders. It is calculated by dividing the monthly annualized dividend plus short-term capital gains, if any, by the average 30-day offering price. The daily distribution rates based on offering price for Class A Shares and Class F Shares were 6.61% and 6.73%, respectively.

++ The 30-day SEC yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized. The fund's 30-day SEC yields for Class A Shares and Class F Shares were 6.28% and 6.48%, respectively, based on offering price.

[Graphic]
WHAT WERE THE FUND'S TOP TEN HOLDINGS AS OF APRIL 30, 1998 AND HOW WERE THE FUND'S ASSETS ALLOCATED ACCORDING TO BOND QUALITY?

                                                          PERCENTAGE OF
 NAME                                                       NET ASSETS
 Shopko Stores, 9.25% due 3/15/2022                            1.50%
 Trans Ocean Container Corp., 12.25% due 7/1/2004              1.50%
 Inco Ltd., 9.60% due 6/15/2022                                1.50%
 TKR Cable Inc., 10.50%, due 10/30/2007                        1.50%
 Valassis Inserts Inc., 9.375% due 3/15/1999                   1.40%
 Continental Cablevision, 9.50% due 8/1/2013                   1.30%
 Husky Oil Ltd., 7.125% due 11/15/2006                         1.30%
 Figgie International Inc., 9.875% due 10/1/1999               1.20%
 Green Tree Financial Corp., 9.15% due 1/15/2018               1.10%
 Waste Management, 8.750 due 1/5/2018                          1.10%
      TOTAL                                                   12.30%

                           PERCENTAGE OF
                             NET ASSETS
 AAA                            8.90%
 AA                             4.00%
 A                             23.13%
 BBB                           31.35%
 BB                            13.21%
 B                             16.32%

[Graphic]
AS WE REACH THE MID-POINT OF 1998, WHAT IS YOUR OUTLOOK FOR THE BOND MARKET?

Over the coming months, we would expect that the effects of the Asian crises will become more apparent. It appears that the Federal Reserve Board will be maintaining a constant approach with no near-term interest rate hikes or decreases. We will continue to closely monitor the pattern of corporate earnings releases, recognizing that Wall Street's consensus of earnings expectations have been reduced considerably over the past six months. In summation, we are neutral-to-positive on the direction of interest rates, feeling that the "trading range" could be broken with rates moving out on the lower yielding side of the range.

SHAREHOLDER MEETING RESULTS

A Special Meeting of the Shareholders of Federated Bond Fund, a portfolio of Investment Series Funds, Inc. was held on April 28, 1998. On February 26, 1998, the record date for shareholders voting at the meeting, there were 77,338,763 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

                                                     ABSTENTIONS    WITHHELD
                                                      AND BROKER   AUTHORITY
 AGENDA ITEM                    FOR        AGAINST    NON-VOTES    TO VOTE
 1.To elect three directors.
   Thomas G. Bigley           57,759,312          0           0      1,379,208
   John E. Murray, Jr.        57,775,710          0           0      1,362,810
   Nicholas P. Constantakis   57,779,639          0           0      1,358,881

2. To approve or disapprove an amendment in the fund's fundamental investment policy on diversification of its investments.

                              41,009,366    802,954  17,326,200              0

3. To approve or disapprove changing from fundamental to an operating policy the fund's policy on investing in illiquid securities.

                              40,852,136  1,424,342  16,862,042              0

4. To approve or disapprove amending and changing from fundamental to an operating policy the fund's ability to invest in restricted securities.

                              40,715,766  1,645,896  16,776,858              0

TWO WAYS YOU MAY SEEK TO INVEST FOR SUCCESS IN
FEDERATED BOND FUND

INITIAL INVESTMENT:

IF YOU HAD MADE AN INITIAL INVESTMENT OF $11,000, IN THE CLASS F SHARES OF FEDERATED BOND FUND ON 5/20/87, REINVESTED YOUR DIVIDENDS AND CAPITAL GAINS, AND DID NOT REDEEM ANY SHARES, YOUR ACCOUNT WOULD HAVE BEEN WORTH $30,669 ON 4/30/98. YOU WOULD HAVE EARNED A 9.82%* AVERAGE ANNUAL TOTAL RETURN FOR THE INVESTMENT LIFE SPAN.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 3/31/98, Class A Shares' 1-year and since inception (6/28/95) total returns were 8.46% and 7.44%, respectively. Class B Shares' 1-year and since inception (6/28/95) total returns were 6.86% and 6.87%, respectively. Class C Shares' 1-year and since inception (6/28/95) total returns were 11.69% and 8.45%, respectively. Class F Shares' 1-year, 5-year, and 10-year total returns were 11.37%, 8.26%, and 10.12%, respectively.**

[Graphic A1 omitted.  See Appendix]

* Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1.00% sales charge and the 1.00% contingent deferred sales charge for Class F Shares.

  Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The total returns stated take into account the 4.50% sales charge for Class A
   Shares, the 5.50% contingent deferred sales charge for Class B Shares, the 1.00% contingent deferred sales charge for Class C Shares, and the 1.00% sales charge and 1.00% contingent deferred sales charge for Class F Shares.

FEDERATED BOND FUND

ONE STEP AT A TIME:

$1,000 INITIAL INVESTMENT AND SUBSEQUENT INVESTMENTS OF $1,000 EACH YEAR FOR 10 YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW TO $20,554.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class F Shares of Federated Bond Fund on 5/20/87, reinvested your dividends and capital gains, and did not redeem any shares, you would have invested only $11,000, but your account would have reached a total value of $20,554* by 4/30/98. You would have earned an average annual total return of 10.25%.

A practical investment plan helps you pursue a high level of income through corporate bonds. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work.

[Graphic A2 omitted.  See Appendix]

* This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices. All accumulated shares have the ability to pay income to the investor.

  Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

FEDERATED BOND FUND
HYPOTHETICAL INVESTOR PROFILE: INVESTING FOR HIGH MONTHLY INCOME

John and Joan Wicker are a fictional couple who, like many other shareholders, look for high monthly income opportunities.

John is an attorney in his late forties with an established client base. Joan is a school teacher. On May 20, 1987, the Wickers invested $20,000 in the Class F Shares of Federated Bond Fund.

As this chart shows, their original $20,000 investment has grown to $55,763. This represents a 9.82% average annual total return. For John and Joan, that means extra money to supplement their daughter's college tuition.

[Graphic A3 omitted.  See Appendix]

This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results.

FEDERATED BOND FUND
PORTFOLIO OF INVESTMENTS

APRIL 30, 1998 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                                        VALUE
 CORPORATE BONDS--65.6%
                      AEROSPACE & DEFENSE--0.3%
 $          2,250,000 McDonnell-Douglas Corp., Note, 9.40%, 10/15/2001    $     2,342,812
                      AIR TRANSPORTATION--0.7%
            5,450,000 Southwest Airlines Co., Deb., 7.375%, 3/1/2027            5,804,850
                      AUTOMOBILE--1.9%
            5,300,000 Arvin Industries, Inc., 9.50%, 2/1/2027                   6,113,444
            2,975,000 Arvin Industries, Inc., Note, 6.75%, 3/15/2008            2,955,056
            7,000,000 Dana Corp., Note, 7.00%, 3/15/2028                        7,058,730
                       Total                                                   16,127,230
                      BANKING--5.7%
            4,750,000 ABN-AMRO Bank NV, Chicago, Sub. Deb., 7.30%,              4,757,410
                      12/1/2026
            5,250,000 Banco Santander, Bank Guarantee, 7.875%, 4/15/2005        5,667,743
            2,500,000 Banco Santander, Sub. Note, 7.25%, 11/1/2015              2,598,950
            2,200,000 City National Bank, Sub. Note, 6.375%, 1/15/2008          2,169,310
            2,750,000 Crestar Financial Corp., Sub. Note, 8.75%,                3,097,710
                      11/15/2004
            3,800,000 (a)Den Danske Bank, Note, 7.40%, 6/15/2010                3,967,314
            5,740,000 FirstBank Puerto Rico, Sub. Note, 7.625%,                 5,846,781
                      12/20/2005
            6,000,000 National Australia Bank, Ltd., Melbourne, Sub.
                      Note, Series B, 6.60%, 12/10/2007                         6,075,960
            8,150,000 National Bank of Canada, Montreal, Sub. Note,             8,852,285
                      8.125%, 8/15/2004
            3,800,000 (a)Swedbank, Sub., 7.50%, 11/29/2049                      3,888,692
                       Total                                                   46,922,155
                      BEVERAGE & TOBACCO--1.1%
              650,000 Anheuser-Busch Cos., Inc., Sr. Note, 7.10%,                 676,436
                      6/15/2007
            8,250,000 Philip Morris Cos., Inc., Deb., 7.75%, 1/15/2027          8,762,407
                       Total                                                    9,438,843

FEDERATED BOND FUND

  PRINCIPAL
   AMOUNT                                                                        VALUE
 CORPORATE BONDS--CONTINUED
                      BROADCAST RADIO & TV--1.1%
 $          8,575,000 SCI Television, Inc., Sr. Secd. Note, 11.00%,       $     8,768,452
                      6/30/2005
                      CABLE TELEVISION--4.0%
            4,500,000 CF Cable TV, Inc., Note, 9.125%, 7/15/2007                4,991,580
            4,500,000 Comcast Corp., Note, 8.50%, 5/1/2027                      5,329,530
            9,090,000 Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013       10,691,385
           10,835,000 TKR Cable, Inc., 10.50%, 10/30/2007                      12,014,281
                       Total                                                   33,026,776
                      CONGLOMERATES--0.6%
            5,250,000 (a)Hutchison Whampoa Finance, Company Guarantee,          4,697,595
                      7.50%, 8/1/2027
                      ECOLOGICAL SERVICES & EQUIPMENT--2.1%
            7,750,000 USA Waste Services, Inc., Sr. Note, 7.125%,               8,035,665
                      10/1/2007
            8,210,000 WMX Technologies, Inc., Deb., 8.75%, 5/1/2018             9,219,666
                       Total                                                   17,255,331
                      EDUCATION--1.2%
            5,600,000 Boston University, 7.625%, 7/15/2097                      6,327,698
            3,000,000 Harvard University, Revenue Bonds, 8.125%,                3,432,030
                      4/15/2007
                       Total                                                    9,759,728
                      ELECTRONICS--1.2%
            5,500,000 Anixter International, Inc., Company Guarantee,           5,764,825
                      8.00%, 9/15/2003
            4,165,000 Harris Corp., Deb., 10.375%, 12/1/2018                    4,474,168
                       Total                                                   10,238,993
                      FINANCE - AUTOMOTIVE--0.2%
              385,000 Ford Motor Credit Corp., Note, 7.00%, 9/25/2001             395,722
              300,000 Ford Motor Credit Corp., Note, 7.57%, 5/16/2005             307,032
              700,000 General Motors Acceptance Corp., Note, 6.75%,               714,525
                      6/10/2002
                       Total                                                    1,417,279

FEDERATED BOND FUND

  PRINCIPAL
   AMOUNT                                                                        VALUE
 CORPORATE BONDS--CONTINUED
                      FINANCIAL INTERMEDIARIES--3.0%
 $          6,000,000 (a)Amvescap PLC, Sr. Note, 6.60%, 5/15/2005           $   5,990,880
            5,150,000 Donaldson, Lufkin and Jenrette Securities Corp.,
                      Note, 6.875%,
                      11/1/2005                                                 5,260,159
            8,296,000 Green Tree Financial Corp., Sr. Sub. Note, 10.25%,        9,223,327
                      6/1/2002
              425,000 Merrill Lynch & Co., Inc., Sr. Note, 7.15%,                 434,227
                      7/30/2012
            3,702,770 (a)World Financial, Pass Thru Cert., Series 96            3,877,577
                      WFP-B, 6.91%, 9/1/2013
                       Total                                                   24,786,170
                      FOOD & DRUG RETAILERS--0.1%
               25,000 McDonald's Corp., Note, 6.75%, 2/15/2003                     25,319
              550,000 McDonald's Corp., Note, 7.375%, 7/15/2002                   558,300
                       Total                                                      583,619
                      FOREST PRODUCTS--1.7%
            6,000,000 Donohue Forest Products, 7.625%, 5/15/2007                6,412,620
            2,850,000 Pope & Talbot, Inc., 8.375%, 6/1/2013                     2,821,671
            4,600,000 Quno Corp., Sr. Note, 9.125%, 5/15/2005                   5,023,568
                       Total                                                   14,257,859
                      HEALTHCARE--0.4%
              300,000 Columbia/HCA Healthcare Corp., Note, 6.87%,                 292,734
                      9/15/2003
            3,200,000 Tenet Healthcare Corp., Sr. Note, 8.00%, 1/15/2005        3,291,520
                       Total                                                    3,584,254
                      INDUSTRIAL PRODUCTS & EQUIPMENT--2.1%
            9,118,000 Figgie International Holdings, Inc., Sr. Note,            9,539,707
                      9.875%, 10/1/1999
            7,095,000 Southdown, Inc., Sr. Sub. Note, 10.00%, 3/1/2006          7,955,269
                       Total                                                   17,494,976
                      INSURANCE--10.4%
            6,000,000 Allmerica Financial Corp., Sr. Note, 7.625%,              6,361,260
                      10/15/2025
              450,000 American General Corp., Note, 7.75%, 4/1/2005               482,072
            8,000,000 CNA Financial Corp., Bond, 6.95%, 1/15/2018               7,899,200

FEDERATED BOND FUND

  PRINCIPAL
   AMOUNT                                                                        VALUE
 CORPORATE BONDS--CONTINUED
                      INSURANCE--CONTINUED
 $          5,800,000 Conseco, Inc., Note, 6.40%, 2/10/2003               $     5,773,668
            7,025,000 Conseco, Inc., Sr. Note, 10.50%, 12/15/2004               8,419,322
            2,110,000 Continental Corp., Note, 8.25%, 4/15/1999                 2,156,040
            2,950,000 Delphi Financial Group, Inc., 9.31%, 3/25/2027            3,267,125
            8,000,000 Delphi Financial Group, Inc., Note, 8.00%,                8,450,640
                      10/1/2003
            3,460,000 GEICO Corp., Deb., 9.15%, 9/15/2021                       3,890,805
            4,800,000 (a)Life Re Capital Trust I, 8.72%, 6/15/2027              5,141,136
               25,000 Progressive Corp., OH, Unsecd. Note, 7.30%,                  26,307
                      6/1/2006
            3,300,000 Provident Cos., Inc., Bond, 7.405%, 3/15/2038             3,361,634
            6,500,000 (a)Reinsurance Group of America, Sr. Note, 7.25%,         6,797,050
                      4/1/2006
              925,000 SAFECO Corp., Note, 7.875%, 4/1/2005                        980,648
            3,000,000 SunAmerica, Inc., Deb., 8.125%, 4/28/2023                 3,289,170
            1,000,000 SunAmerica, Inc., Medium Term Note, 7.34%,                1,060,145
                      8/30/2005
            1,500,000 SunAmerica, Inc., Sr. Note, 6.20%, 10/31/1999             1,503,840
            4,575,000 SunAmerica, Inc., Sr. Note, 9.00%, 1/15/1999              4,675,696
              525,000 Transamerica Corp., Note, 6.75%, 11/15/2006                 533,206
            1,000,000 (a)USF&G Corp., 8.312%, 7/1/2046                          1,152,610
            5,750,000 USF&G Corp., Company Guarantee, 8.47%, 1/10/2027          6,422,693
            4,000,000 (a)Union Central Life Insurance Co., Note, 8.20%,         4,351,440
                      11/1/2026
                       Total                                                   85,995,707
                      LEISURE & ENTERTAINMENT--0.8%
            6,350,000 Paramount Communications, Inc., Sr. Deb., 8.25%,          6,603,428
                      8/1/2022
                      MACHINERY & EQUIPMENT--1.5%
            7,500,000 Continental Airlines, Inc., Pass Thru Cert.,
                      Series 1997-4 B, 6.90%, 7/2/2019                          7,705,725
            4,700,000 Cummins Engine Co., Inc., Deb., 7.125%, 3/1/2028          4,650,133
                       Total                                                   12,355,858

FEDERATED BOND FUND

  PRINCIPAL
   AMOUNT                                                                        VALUE
 CORPORATE BONDS--CONTINUED
                      METALS & MINING--4.3%
 $          7,600,000 Barrick Gold Corp., Deb., 7.50%, 5/1/2007           $     8,031,908
           11,000,000 Inco Ltd., Note, 9.60%, 6/15/2022                        12,254,550
            7,000,000 Placer Dome, Inc., Bond, 8.50%, 12/31/2045                7,517,174
            7,375,000 Santa Fe Pacific Gold, Note, 8.375%, 7/1/2005             7,960,575
                       Total                                                   35,764,207
                      OIL & GAS--3.1%
              125,000 Chevron Capital USA, Inc., Unsecd. Note, 7.45%,             130,153
                      8/15/2004
           10,250,000 Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006             10,437,267
            3,957,000 Occidental Petroleum Corp., Note, 8.50%, 9/15/2004        4,088,372
            6,500,000 Sun Co., Inc., 9.00%, 11/1/2024                           7,978,815
            2,500,000 Sun Co., Inc., Deb., 9.375%, 6/1/2016                     2,946,250
                       Total                                                   25,580,857
                      PHARMACEUTICAL--0.0%
               50,000 Smithkline Beecham Corp., Unsecd. Note, Series A,            50,457
                      7.50%, 5/1/2002
                      PRINTING & PUBLISHING--2.5%
            1,500,000 News America Holdings, Inc., 10.125%, 10/15/2012          1,746,540
            2,000,000 News America Holdings, Inc., Company Guarantee,
                      8.00%,
                      10/17/2016                                                2,177,500
            4,850,000 News America Holdings, Inc., Deb., 7.90%,                 5,163,053
                      12/1/2095
           11,303,000 Valassis Communication, Inc., Sr. Sub. Note,             11,654,975
                      9.375%, 3/15/1999
                       Total                                                   20,742,068
                      REAL ESTATE--2.0%
            8,250,000 Price REIT, Inc., Sr. Note, 7.50%, 11/5/2006              8,672,977
            3,250,000 Storage USA, 8.20%, 6/1/2017                              3,549,195
            4,000,000 Storage USA, Deb., 7.50%, 12/1/2027                       4,047,040
                       Total                                                   16,269,212

FEDERATED BOND FUND

  PRINCIPAL
   AMOUNT                                                                        VALUE
 CORPORATE BONDS--CONTINUED
                      RETAILERS--5.7%
 $          6,225,000 Brylane Capital Corp., Sr. Sub. Note, 10.00%,       $     6,629,625
                      9/1/2003
            8,370,000 Harcourt General, Inc., Sr. Deb., 7.20%, 8/1/2027         8,398,039
            6,881,607 K Mart Corp., Pass Thru Cert., 8.54%, 1/2/2015            7,119,848
            5,600,000 May Department Stores Co., Deb., 8.125%, 8/15/2035        6,190,744
            6,000,000 Penney (J.C.) Co., Inc., Deb., 7.65%, 8/15/2016           6,463,140
           10,497,000 Shopko Stores, Inc., 9.25%, 3/15/2022                    12,747,137
                       Total                                                   47,548,533
                      SERVICES--0.6%
            5,000,000 Loewen Group Int'l, Sr. Note, 8.25%, 4/15/2003            5,315,450
                      SOVEREIGN GOVERNMENT--2.8%
            4,565,000 Colombia, Republic of, Note, 7.25%, 2/15/2003             4,411,570
            3,500,000 Quebec, Province of, Deb., 13.25%, 9/15/2014              3,980,375
            2,000,000 Quebec, Province of, Deb., 7.50%, 7/15/2023               2,179,560
            3,390,000 Quebec, Province of, Deb., 9.125%, 8/22/2001              3,661,200
            4,300,000 South Africa, Republic of, Global Bond Deb.,              4,480,428
                      9.625%, 12/15/1999
            3,500,000 Sweden, Kingdom of, Deb., 10.25%, 11/1/2015               4,698,050
                       Total                                                   23,411,183
                      SURFACE TRANSPORTATION--1.5%
           11,050,000 Trans Ocean Container Corp., Sr. Sub. Note,              12,522,634
                      12.25%, 7/1/2004
                      TELECOMMUNICATIONS & CELLULAR--0.1%
              700,000 AT&T Corp., Unsecd. Note, Series A, 8.20%,                  724,262
                      2/15/2005
                      UTILITIES--2.9%
               75,000 Alabama Power Co., 1st Mtg. Bond, 7.00%, 1/1/2003            76,169
               55,000 Baltimore Gas & Electric Co., 1st Ref. Mtg.,                 59,593
                      7.50%, 1/15/2007
               25,000 Bell Atlantic Corp., Deb., 7.375%, 10/15/2007                25,271
            4,400,000 California Energy Co., Inc., Sr. Note, 10.25%,            4,752,000
                      1/15/2004
            5,150,000 Enersis S.A., Note, 7.40%, 12/1/2016                      5,135,734

FEDERATED BOND FUND

  PRINCIPAL
   AMOUNT                                                                        VALUE
 CORPORATE BONDS--CONTINUED
                      UTILITIES--CONTINUED
 $          5,500,000 (a)Israel Electric Corp. Ltd., Sr. Note, 7.875%,      $   5,654,605
                      12/15/2026
            3,750,000 Puget Sound Energy, Inc., Medium Term Note, 7.02%,        3,814,425
                      12/1/2027
            6,500,000 (a)Tenaga Nasional Berhad, Deb., 7.50%, 1/15/2096         4,923,945
                        Total                                                  24,441,742
                        TOTAL CORPORATE BONDS (IDENTIFIED COST                543,832,520
                        $530,475,349)
 GOVERNMENT AGENCIES--0.4%
              175,000 Federal National Mortgage Association, Note,                179,158
                      6.87%, 10/2/2001
              900,000 Federal National Mortgage Association, 7.65%,               984,267
                      3/10/2005
              700,000 Federal National Mortgage Association, Note,                731,591
                      7.50%, 4/16/2007
              340,000 Financial Assistance Corp., Bond, 9.45%,                    347,218
                      11/21/2003
              805,000 Financial Assistance Corp., 9.20%, 9/27/2005                863,185
                       TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST               3,105,419
                       $3,103,891)
 MUNICIPAL SECURITIES--5.0%
            5,630,000 Atlanta & Fulton County, GA Recreation Authority,
                      Taxable Revenue Bonds, Series 1997, 7.00% Bonds
                      (Downtown Arena Project)/(FSA INS), 12/1/2028             5,638,389
            6,050,000 Kansas City, MO Redevelopment Authority, 7.65%
                      Bonds (FSA LOC), 11/1/2018                                6,541,260
            3,090,000 McKeesport, PA, Taxable G.O. Series B 1997, 7.30%
                      Bonds (MBIA INS), 3/1/2020                                3,158,660
            3,000,000 Miami Florida Revenue Pension Obligation, 7.20%
                      Bonds (AMBAC LOC), 12/1/2025                              3,064,320
            4,940,000 Minneapolis/St. Paul, MN Airport Commission, UT GO
                      Taxable Revenue Bonds (Series 9), 8.95% Bonds
                      (Minneapolis/St. Paul, MN), 1/1/2022                      5,521,932
            4,675,000 Pittsburgh, PA Urban Redevelopment Authority,
                      8.01% Bonds (Aluminum Co. of America), 6/1/2015           5,079,808
            2,635,000 Pittsburgh, PA Urban Redevelopment Authority,
                      9.07% Bonds (CGIC GTD), 9/1/2014                          3,024,374

FEDERATED BOND FUND

  PRINCIPAL
   AMOUNT
  OR SHARES                                                                      VALUE
 MUNICIPAL SECURITIES--CONTINUED
 $          2,200,000 Southeastern, PA Transportation Authority, (Series
                      B), 8.75% Bonds (FGIC GTD), 3/1/2020                $     2,457,818
            4,200,000 St. Johns County, FL Convention Center, Taxable
                      Municipal Revenue Bonds, 8.00% Bonds (FSA INS),
                      1/1/2026                                                  4,625,460
            2,080,000 Tampa Florida Sports Authority, 8.02% Bonds (MBIA
                      GTD), 10/1/2026                                           2,365,459
                       TOTAL MUNICIPAL SECURITIES (IDENTIFIED COST             41,477,480
                       $39,188,728)
 PREFERRED STOCKS--2.6%
                      REAL ESTATE--1.5%
                8,000 Highwoods Properties, Inc., REIT Perpetual Pfd.
                      Stock, Series A, $86.25                                   8,415,280
               80,000 Security Capital Industrial Trust, REIT Perpetual
                      Pfd. Stock, Series C, $4.27                               4,338,800
                       Total                                                   12,754,080
                      TECHNOLOGY SERVICES--1.1%
               95,600 Microsoft Corp., Cumulative Conv. Pfd., Series A,         8,902,750
                      $2.20
                        TOTAL PREFERRED STOCKS (IDENTIFIED COST                21,656,830
                        $20,572,890)
 ASSET-BACKED SECURITIES--0.6%
                      FINANCIAL INTERMEDIARIES--0.1%
            1,000,000 Green Tree Financial Corp. 1992-2, Class B, 9.15%,        1,050,370
                      1/15/2018
                      STRUCTURED PRODUCT (ABS)--0.2%
              764,774 Merrill Lynch Mortgage Investment, Inc. 1988-H,
                      Class B, 9.70%, 6/15/2008                                   777,439
            1,000,000 Residential Funding Corp. 1993-S26, Class A10,            1,033,810
                      7.50%, 7/25/2023
                       Total                                                    1,811,249
                      WHOLE LOAN--0.3%
            2,487,807 (a)SMFC Trust Asset-Backed Certificates, Series
                      1997-A, Class 4, 1/28/2025                                2,267,785
                       TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST           5,129,404
                       $5,090,997)

FEDERATED BOND FUND

  PRINCIPAL
   AMOUNT                                                                        VALUE
 U.S. TREASURY OBLIGATIONS--3.1%
                      U.S. TREASURY BONDS--2.3%
 $          3,000,000 United States Treasury Bond, 6.00%, 2/15/2026       $     2,992,200
            4,000,000 United States Treasury Bond, 6.125%, 11/15/2027           4,096,840
            2,000,000 United States Treasury Bond, 6.375%, 8/15/2027            2,109,640
              400,000 United States Treasury Bond, 7.50%, 11/15/2016              465,440
              610,000 United States Treasury Bond, 8.25%, 5/15/2005               642,068
            6,750,000 United States Treasury Bond, 11.625%, 11/15/2004          8,890,628
                       Total                                                   19,196,816
                      U.S. TREASURY NOTES--0.8%
              150,000 United States Treasury Note, 5.50%, 12/31/2000              149,529
               75,000 United States Treasury Note, 5.625%, 11/30/1998              75,074
              100,000 United States Treasury Note, 5.75%, 8/15/2003               100,289
            1,275,000 United States Treasury Note, 6.125%, 12/31/2001           1,293,755
              325,000 United States Treasury Note, 6.25%, 3/31/1999               327,291
              875,000 United States Treasury Note, 6.375%, 4/30/1999              882,621
              125,000 United States Treasury Note, 6.625%, 3/31/2002              129,073
              550,000 United States Treasury Note, 6.875%, 5/15/2006              588,632
              460,000 United States Treasury Note, 7.25%, 8/15/2004               497,145
              350,000 United States Treasury Note, 7.50%, 11/15/2001              370,353
              325,000 United States Treasury Note, 7.50%, 2/15/2005               357,009
            1,240,000 United States Treasury Note, 7.75%, 11/30/1999            1,281,193
              285,000 United States Treasury Note, 7.875%, 8/15/2001              303,659
              325,000 United States Treasury Note, 8.00%, 8/15/1999               334,965
               50,000 United States Treasury Note, 9.25%, 8/15/1998                50,560
                       Total                                                    6,741,148
                       TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST        25,937,964
                       $25,863,263)

FEDERATED BOND FUND

  PRINCIPAL
   AMOUNT
  OR SHARES                                                                      VALUE
 MUTUAL FUND--21.3%
           17,751,022 The High Yield Bond Portfolio (IDENTIFIED COST      $    176,622,666
                      $168,470,724)
 (B)REPURCHASE AGREEMENT--0.6%
 $          4,990,000 BT Securities Corp., 5.53%, dated 4/30/1998, due
                      5/1/1998 (AT AMORTIZED COST)                               4,990,000
                       TOTAL INVESTMENTS (IDENTIFIED COST                 $    822,752,283
                       $797,755,842)(C)

(a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At April 30, 1998, these securities amounted to $52,710,629 which represents 6.4% of net assets.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(c) The cost of investments for federal tax purposes amounts to $797,755,842. The net unrealized appreciation of investments on a federal tax basis amounts to $24,996,441 which is comprised of $29,582,655 appreciation and $4,586,214 depreciation at April 30, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($828,805,988) at April 30, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation CGIC --Capital Guaranty Insurance Corporation FGIC --Financial Guaranty Insurance Company FSA --Financial Security Assurance GO --General Obligation GTD --Guaranty INS --Insured LOC --Letter of Credit MBIA --Municipal Bond Investors Assurance PLC --Public Limited Company REIT --Real Estate Investment Trust UT --Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

FEDERATED BOND FUND
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost                    $822,752,283
 $797,755,842)
 Cash                                                                                       551,001
 Income receivable                                                                       15,677,547
 Receivable for investments sold                                                          2,278,953
 Receivable for shares sold                                                               2,893,102
    Total assets                                                                        844,152,886
 LIABILITIES:
 Payable for investments purchased                                        $ 12,002,386
 Payable for shares redeemed                                                   861,066
 Income distribution payable                                                 2,098,810
 Accrued expenses                                                              384,636
    Total liabilities                                                                    15,346,898
 NET ASSETS for 82,352,305 shares outstanding                                          $828,805,988
 NET ASSETS CONSIST OF:
 Paid in capital                                                                       $806,251,470
 Net unrealized appreciation of investments                                              24,996,441
 Accumulated net realized loss on investments                                            (2,805,905)
 Undistributed net investment income                                                        363,982
    Total Net Assets                                                                   $828,805,988
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 CLASS A SHARES:
 Net Asset Value Per Share ($160,947,944 / 15,998,736 shares outstanding)                    $10.06
 Offering Price Per Share (100/95.50 of $10.06)*                                             $10.53
 Redemption Proceeds Per Share                                                               $10.06
 CLASS B SHARES:
 Net Asset Value Per Share ($233,155,320 / 23,168,012 shares outstanding)                    $10.06
 Offering Price Per Share                                                                    $10.06
 Redemption Proceeds Per Share (94.50/100 of $10.06)*                                         $9.51
 CLASS C SHARES:
 Net Asset Value Per Share ($56,038,764 / 5,567,198 shares outstanding)                      $10.07
 Offering Price Per Share                                                                    $10.07
 Redemption Proceeds Per Share (99.00/100 of $10.07)*                                         $9.97
 CLASS F SHARES:
 Net Asset Value Per Share ($378,663,960 / 37,618,359 shares outstanding)                    $10.07
 Offering Price Per Share (100/99.00 of $10.07)*                                             $10.17
 Redemption Proceeds Per Share (99.00/100 of $10.07)*                                         $9.97

* See "Investing in the Fund" in the Prospectuses.

(See Notes which are an integral part of the Financial Statements)

FEDERATED BOND FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Dividends                                                                        $ 4,507,954
 Interest                                                                          25,911,607
     Total income                                                                  30,419,561
 EXPENSES:
 Investment advisory fee                                              $2,797,893
 Administrative personnel and services fee                               281,337
 Custodian fees                                                           24,116
 Transfer and dividend disbursing agent fees and                         225,000
 expenses
 Directors'/Trustees' fees                                                 9,412
 Auditing fees                                                            11,403
 Legal fees                                                                7,421
 Portfolio accounting fees                                                82,186
 Distribution services fee--Class B Shares                               790,714
 Distribution services fee--Class C Shares                               174,740
 Shareholder services fee--Class A Shares                                171,051
 Shareholder services fee--Class B Shares                                263,571
 Shareholder services fee--Class C Shares                                 58,247
 Shareholder services fee--Class F Shares                                439,762
 Share registration costs                                                 68,961
 Printing and postage                                                     61,902
 Insurance premiums                                                        3,982
 Taxes                                                                    18,281
 Miscellaneous                                                             2,896
     Total expenses                                                    5,492,875
 Waivers and reimbursements--
     Waiver of investment advisory fee $(407,429) Waiver of shareholder services fee--Class A Shares (34,210) Waiver of shareholder services fee--Class F
     Shares (35,181)
         Total waivers                                                  (476,820)
              Net expenses                                                          5,016,055
                    Net investment income                                          25,403,506
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                   1,403,688
 Net change in unrealized appreciation of investments                               1,817,356
     Net realized and unrealized gain on investments                                3,221,044
         Change in net assets resulting from operations                           $28,624,550

(See Notes which are an integral part of the Financial Statements)

FEDERATED BOND FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                             SIX MONTHS
                                                               ENDED
                                                            (UNAUDITED)     YEAR ENDED
                                                             APRIL 30,     OCTOBER 31,
                                                                1998           1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                     $   25,403,506   $   38,592,130
 Net realized gain (loss) on investments ($1,403,688 net
 gain and  $434,628 net loss, respectively, as computed
 for federal tax purposes)                                      1,403,688         (623,390)
 Net change in unrealized appreciation/depreciation             1,817,356       18,491,945
  Change in net assets resulting from operations               28,624,550       56,460,685
 NET EQUALIZATION CREDITS (DEBITS)--                              324,195          438,191
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
  Class A Shares                                               (4,925,030)      (4,848,032)
  Class B Shares                                               (6,731,450)     (10,064,393)
  Class C Shares                                               (1,500,528)      (1,938,250)
  Class F Shares                                              (12,448,198)     (21,220,844)
    Change in net assets resulting from distributions to      (25,605,206)     (38,071,519)
    shareholders
 SHARE TRANSACTIONS (EXCLUSIVE OF AMOUNTS ALLOCATED TO NET
 INVESTMENT INCOME)--
 Proceeds from sale of shares                                 239,764,293      307,933,652
 Proceeds from shares issued in connection with the                    --       25,651,929
 acquisition
 Net asset value of shares issued to shareholders in
 payment of distributions declared                             13,518,116       19,566,083
 Cost of shares redeemed                                      (95,725,344)    (157,355,117)
  Change in net assets resulting from share transactions      157,557,065      195,796,547
    Change in net assets                                      160,900,604      214,623,904
 NET ASSETS:
 Beginning of period                                          667,905,384      453,281,480
 End of period (including undistributed net investment
 income of $363,982 and $241,487, respectively)            $  828,805,988   $  667,905,384

See Notes which are an integral part of the Financial Statements)

FEDERATED BOND FUND
FINANCIAL HIGHLIGHTS--CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  SIX MONTHS
                                                     ENDED
                                                  (UNAUDITED)
                                                    APRIL 30,            YEAR ENDED OCTOBER 31,
                                                      1998         1997         1996        1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                 $10.02       $ 9.72      $ 9.76      $ 9.64
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                 0.36         0.74        0.71        0.26
  Net realized and unrealized gain (loss)
  on investments                                        0.04         0.26       (0.04)       0.11
  Total from investment operations                      0.40         1.00        0.67        0.37
 LESS DISTRIBUTIONS
  Distributions from net investment income             (0.36)       (0.70)      (0.71)      (0.25)
 NET ASSET VALUE, END OF PERIOD                       $10.06       $10.02      $ 9.72      $ 9.76
 TOTAL RETURN(B)                                        4.01%       10.73%       7.21%       3.92%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                              1.06%*       1.05%       1.05%       1.02%*
  Net investment income                                 7.10%*       7.30%       7.46%       8.22%*
  Expense waiver/reimbursement(c)                       0.16%*       0.20%       0.25%       0.35%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)           $160,948     $111,377     $37,045      $5,070
  Portfolio turnover                                      34%          55%         49%         77%

* Computed on an annualized basis.

(a) Reflects operations for the period from June 28, 1995 (date of initial public investment) to October 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED BOND FUND
FINANCIAL HIGHLIGHTS--CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   SIX MONTHS
                                                      ENDED
                                                   (UNAUDITED)
                                                   APRIL 30,            YEAR ENDED OCTOBER 31,
                                                      1998         1997         1996        1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                 $10.02       $ 9.72      $ 9.76      $ 9.64
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                 0.32         0.64        0.64        0.24
  Net realized and unrealized gain (loss)
  on investments                                        0.04         0.28       (0.04)       0.11
  Total from investment operations                      0.36         0.92       (0.60)       0.35
 LESS DISTRIBUTIONS
  Distributions from net investment income             (0.32)       (0.62)      (0.64)      (0.23)
 NET ASSET VALUE, END OF PERIOD                       $10.06       $10.02      $ 9.72      $ 9.76
 TOTAL RETURN(B)                                        3.60%        9.86%       6.40%       3.72%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                              1.85%*       1.85%       1.85%       1.81%*
  Net investment income                                 6.30%*       6.50%       6.66%       7.36%*
  Expense waiver/reimbursement(c)                       0.11%*       0.15%       0.20%       0.30%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)           $233,155     $191,600    $125,620     $27,768
  Portfolio turnover                                      34%          55%         49%         77%

* Computed on an annualized basis.

(a) Reflects operations for the period from June 28, 1995 (date of initial public investment) to October 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED BOND FUND
FINANCIAL HIGHLIGHTS--CLASS C SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    SIX MONTHS
                                                      ENDED
                                                   (UNAUDITED)
                                                    APRIL 30,            YEAR ENDED OCTOBER 31,
                                                       1998        1997         1996        1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                  $10.02       $ 9.72      $ 9.76      $ 9.64
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                  0.32         0.64        0.64        0.24
  Net realized and unrealized gain (loss)
  on investments                                         0.05         0.28       (0.04)       0.11
  Total from investment operations                       0.37         0.92        0.60        0.35
 LESS DISTRIBUTIONS
 Distributions from net investment income               (0.32)       (0.62)      (0.64)      (0.23)
 NET ASSET VALUE, END OF PERIOD                        $10.07       $10.02      $ 9.72      $ 9.76
 TOTAL RETURN(B)                                         3.71%        9.86%       6.40%       3.72%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                               1.86%*       1.85%       1.85%       1.81%*
  Net investment income                                  6.30%*       6.50%       6.70%       7.31%*
  Expense waiver/reimbursement(c)                        0.11%*       0.15%       0.20%       0.30%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)             $56,039      $39,398     $22,897      $5,508
  Portfolio turnover                                       34%          55%         49%         77%

* Computed on an annualized basis.

(a) Reflects operations for the period from June 28, 1995 (date of initial public investment) to October 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED BOND FUND
FINANCIAL HIGHLIGHTS--CLASS F SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      SIX MONTHS
                                        ENDED
                                      (UNAUDITED)
                                      APRIL 30,                    YEAR ENDED OCTOBER 31,
                                         1998       1997       1996       1995       1994      1993
 NET ASSET VALUE, BEGINNING OF          $10.02     $ 9.72     $ 9.76    $ 9.08     $10.30    $ 9.23
 PERIOD
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                   0.35       0.72       0.71      0.79       0.76      0.77
  Net realized and unrealized gain
  (loss) on investments                   0.05       0.28      (0.04)     0.65      (1.09)     1.07
  Total from investment operations        0.40       1.00       0.67      1.44      (0.33)     1.84
 LESS DISTRIBUTIONS
  Distributions from net
  investment income                      (0.35)     (0.70)     (0.71)    (0.76)     (0.75)    (0.77)
  Distributions from net realized
  gain on investment transactions           --         --         --        --      (0.14)       --
  Total distributions                    (0.35)     (0.70)     (0.71)    (0.76)     (0.89)    (0.77)
 NET ASSET VALUE, END OF PERIOD         $10.07     $10.02     $ 9.72    $ 9.76     $ 9.08    $10.30
 TOTAL RETURN(A)                          4.09%     10.70%      7.18%    16.51%     (3.41%)   20.61%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                1.08%*     1.08%      1.08%     1.03%      1.05%     1.04%
  Net investment income                   7.07%*     7.27%      7.38%     8.20%      7.92%     7.69%
  Expense waiver/reimbursement(b)         0.13%*     0.17%      0.22%     0.31%      0.33%     0.61%
 SUPPLEMENTAL DATA
  Net assets, end of period
  (000 omitted)                       $378,664   $325,531   $267,720  $195,502   $146,270  $125,762
  Portfolio turnover                        34%       55%         49%       77%        74%       51%

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED BOND FUND
NOTES TO FINANCIAL STATEMENTS

APRIL 30, 1998 (UNAUDITED)

1. ORGANIZATION

Investment Series Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of one portfolio. The financial statements included herein are only those of Federated Bond Fund (the "Fund"), a diversified portfolio. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class F Shares. The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital.

On May 31, 1997, the Fund acquired all the net assets of William Penn Quality Income Fund, Inc. ("Acquired Fund") pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The acquisition was accomplished by a tax-free exchange of 2,658,231 shares of the Fund (valued at $25,651,929) for the 2,462,847 shares of the Acquired Fund outstanding on May 31, 1997. The Acquired Fund's net assets of $25,539,727, which consisted of $26,332,996 of Paid in Capital and $58,168 of Unrealized Appreciation, at that date were combined with those of the Fund. The aggregate net assets of the Fund and the Acquired Fund immediately before the acquisition were $540,329,353 and $25,539,727, respectively.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS --U.S. government securities, listed corporate bonds, other fixed income, asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end investment companies are valued at net asset value.

REPURCHASE AGREEMENTS --It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS --Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES --It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At October 31, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $4,754,389, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

   EXPIRATION YEAR     EXPIRATION AMOUNT
        2002               $3,781,824
        2003                  430,964
        2004                   99,709
        2005                  441,892

EQUALIZATION --The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of fund shares (equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction) is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of fund shares.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS --The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES --Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at April 30, 1998, is as follows:

 SECURITY                        ACQUISITION DATE         ACQUISITION
                                                              COST
 Amvescap PLC                        4/30/1998            $5,990,880
 Den Danske Bank                     1/7/1998              3,998,816
 Hutchison Whampoa Finance      7/25/1997 - 8/1/1997       5,254,170
 Israel Electric Corp. Ltd.          1/28/1997             5,489,165
 Life Re Capital Trust I        1/6/1997 - 1/31/1997       4,832,176
 Reinsurance Group of America   3/19/1996 - 6/2/1997       6,500,000
 SMFC Trust Asset-Backed             2/4/1998              2,275,565
 Certificates
 Swedbank                            1/7/1998              3,968,606
 Tenaga Nasional Berhad         1/9/1997 - 3/3/1997        6,162,725
 Union Central Life Insurance       10/31/1996             3,979,120
 Co.
 USF & G Corp.                       7/3/1997              1,000,000
 World Financial                    11/18/1996             3,696,552

USE OF ESTIMATES --The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER --Investment transactions are accounted for on the trade date.

3. CAPITAL STOCK

At April 30, 1998, par value shares ($0.001 per share) authorized were as follows:

                NUMBER OF PAR VALUE
 CLASS NAME        CAPITAL STOCK
                     AUTHORIZED
 Class A Shares     25,000,000
 Class B Shares     25,000,000
 Class C Shares     25,000,000
 Class F Shares    525,000,000
 Unclassified      400,000,000
  Total          1,000,000,000

Transactions in capital stock were as follows:

                                        SIX MONTHS ENDED                  YEAR ENDED
                                         APRIL 30, 1998              OCTOBER 31, 1997
 CLASS A SHARES                      SHARES           AMOUNT       SHARES          AMOUNT
 Shares sold                          8,579,414 $     86,321,763   9,865,488 $     96,447,985
 Shares issued in connection with
 the acquistion                              --               --   2,594,627       25,038,147
 Shares issued to shareholders in
 payment of distributions               347,620        3,495,602     352,776        3,459,765
 declared
 Shares redeemed                     (4,048,541)     (40,708,186) (5,504,316)     (53,647,073)
  Net change resulting from
  Class A Shares transactions         4,878,493 $     49,109,179   7,308,575 $     71,298,824

                                         SIX MONTHS ENDED                 YEAR ENDED
                                          APRIL 30, 1998              OCTOBER 31, 1997
 CLASS B SHARES                       SHARES         AMOUNT        SHARES          AMOUNT
 Shares sold                          5,182,483 $    52,224,021    8,000,100 $     78,164,460
 Shares issued to shareholders in
 payment of distributions declared      391,434       3,938,523      605,869        5,924,046
 Shares redeemed                     (1,535,413)    (15,471,978)  (2,402,641)     (23,448,472)
  Net change resulting from
  Class B Shares transactions         4,038,504 $    40,690,566    6,203,328 $     60,640,034

                                         SIX MONTHS ENDED               YEAR ENDED
                                         APRIL 30, 1998             OCTOBER 31, 1997
 CLASS C SHARES                       SHARES         AMOUNT       SHARES          AMOUNT
 Shares sold                          1,884,644 $    18,993,495    2,352,599 $     22,978,928
 Shares issued to shareholders in
 payment of distributions declared      102,601       1,032,865      141,632        1,384,761
 Shares redeemed                       (352,564)     (3,548,521)    (917,732)      (8,965,336)
  Net change resulting from
  Class C Shares transactions         1,634,681 $    16,477,839    1,576,499 $     15,398,353

                                          SIX MONTHS ENDED                 YEAR ENDED
                                           APRIL 30, 1998              OCTOBER 31, 1997
 CLASS F SHARES                       SHARES          AMOUNT       SHARES          AMOUNT
 Shares sold                           8,191,802 $    82,225,014  11,316,055 $    110,342,279
 Shares issued in connections with
 the acquisition                              --              --      63,604          613,782
 Shares issued to shareholders in
 payment of distributions declared       502,162       5,051,126     901,508        8,797,511
 Shares redeemed                      (3,578,437)    (35,996,659) (7,327,458)     (71,294,236)
  Net change resulting from
  Class F Shares transactions          5,115,527 $    51,279,481   4,953,709 $     48,459,336
   Net change resulting from
   Shares transactions                15,667,205 $   157,557,065  20,042,111 $    195,796,547

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE --Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE --Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE --The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares, and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                           PERCENTAGE OF
                           AVERAGE DAILY
 SHARE CLASS NAME       NET ASSETS OF CLASS
 Class A Shares                 0.25%
 Class B Shares                 0.75%
 Class C Shares                 0.75%

For the six months ended April 30, 1998, Class A Shares did not incur a distribution services fee.

SHAREHOLDER SERVICES FEE --Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), The Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES --FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES --FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL --Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

5. YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Adminstrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurance that comparable steps being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended April 30, 1998, were as follows:

 PURCHASES                                              $415,758,385
 SALES                                                  $253,139,113

DIRECTORS

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
Nicholas P. Constantakis
William J. Copeland
J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

J. Christopher Donahue
President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President,
Treasurer, and Secretary

Richard B. Fisher
Vice President

Matthew S. Hardin
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]Federated Investors
Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 461444507
Cusip 461444606
Cusip 461444705
Cusip 461444309
2072302 (6/98)

[Graphic]









A1. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the component of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 5/20/87 to 4/30/98. The "y" axis is measured in increments of $5,000 ranging from $0 to $35,000 and indicates that the ending value of a hypothetical initial investment of $11,00 in the fund's Class F Shares assuming the reinvestment of dividends and capital gains, would have grown to $30,669 on 4/30/98.

A2. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 5/20/87 to 4/30/98. The "y" axis is measured in increments of $5,000 ranging from $0 to $24,000 and indicates that the ending value of a hypothetical yearly initial investment of $1,000 in the fund's Class F Shares, assuming the reinvestment of dividends and capital gains, would have grown to $20,554 on 4/30/96.

A3. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 5/20/87 to 4/30/98. The "y" axis is measured in increments of $10,000 ranging from $0 to $50,000 and indicates that the ending value of a hypothetical initial investment of $20,000 in the fund's Class F Shares would have grown to $55,763 on 4/30/98